EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
EMPLOYEE BENEFITS

NOTE 13 – EMPLOYEE BENEFITS

The severance pay liability constitutes a defined benefit plan and was calculated using actuarial assumptions. In measuring the present value of the defined benefit obligation and the current service costs the projected unit credit method was used.

a.	Plan asset (liability)

Information on the Company’s defined benefit pension plan and other defined benefit plans, in aggregate, is summarized as follows:

	December 31, 2023	December 31, 2022
Defined benefit plan liability	$(91,533)	$(86,016)
Less:
fair value of plan asset or asset ceiling	-	-
	$(91,533)	$(86,016)

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 13 – EMPLOYEE BENEFITS (continued)

b.	Changes in the present value of the defined benefit plan liability

The following are the continuities of the fair value of plan asset or plan liability and the present value of the defined benefit plan obligations:

	December 31, 2023	December 31, 2022
Balance, opening	$(86,016)	$(87,058)
Recognized in profit and loss for the year:
Interest cost	(4,638)	(1,964)
Current service cost	(5,860)	(6,023)
Actuarial gain (loss) for change of assumptions	485	3,835
Translation differences	4,496	5,194
Balance, ending	$(91,533)	$(86,016)

The actual amount paid may vary from the estimate based on actuarial valuations being completed, investment performance, volatility in discount rates, regulatory requirements and other factors.

c.	Major assumptions in determining the defined benefit plan liability

The principal actuarial assumptions used in calculating the Company’s defined benefit plan obligations and net defined benefit plan cost for the years were as follows (expressed as weighted averages):

	December 31, 2023	December 31, 2022
Capitalization rate	3.15%	2.73%
Salary growth rate	0%	0%
Retirement rate	5%	5%

d.	Sensitivity analysis

The following table outlines the key assumptions for the years ended December 31, 2023 and 2022 and the sensitivity of a 1% change in each of these assumptions on the defined benefit plan obligations and the net defined benefit plan cost.

The sensitivity analysis provided in the table is hypothetical and should be used with caution. The sensitivities of each key assumption have been calculated independently of any changes in other key assumptions. Actual experience may result in changes in a number of key assumptions simultaneously. Changes in one factor may result in changes in another, which could amplify or reduce the impact of such assumptions.

	December 31, 2023	December 31, 2022
Capitalization rate:
Impact of: 1% increase	$(4,775)	$(4,974)
1% decrease	5,720	6,013
Salary growth rate:
Impact of: 1% increase	$5,856	$6,128
1% decrease	-	-

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)